Other Balance Sheets Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,606	$ 1,583
Deductible value-added taxes	4,860	3,865
Investment prepayment	29,055	30,938
Proceeds receivable from disposal of investments	0	13,371
Advertising prepayment	8,563	9,126
Prepayment to outsourced service providers	3,380	3,479
Amounts deposited by users	50,194	52,216
Content fees	15,796	15,859
Others	9,385	14,382
Prepaid expenses and other current assets	359,881	391,502
Related Parties [Member] | Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	100,000	110,000
Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	100,000	110,000
Third parties
Prepaid expenses and other current assets:
Loans to and interest receivable	$ 137,042	$ 136,683